FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions	Jun. 30, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Liabilities
Due to banks	SFr 101	SFr 490
Customer deposits	1,767	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,330	14,133
Obligation to return securities received as collateral	2,220	2,978
Trading liabilities	12,933	18,337
Short-term borrowings	4,409	6,783
Long-term debt	40,071	57,919
Other liabilities	1,632	2,286
Recurring basis
Liabilities
Due to banks	101	490
Customer deposits	1,767	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,330	14,133
Obligation to return securities received as collateral	2,220	2,978
Trading liabilities	12,933	18,337
Short-term borrowings	4,409	6,783
Long-term debt	40,071	57,919
Other liabilities	1,632	2,286
Total liabilities at fair value	64,463	105,390
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,218	11,136
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	25,595	27,716
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,112	4,689
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		7,512
Recurring basis | Debt securities
Liabilities
Trading liabilities	2,274	5,461
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	1,708	3,422
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	509	2,011
Recurring basis | Equity securities
Liabilities
Trading liabilities	3,610	3,706
Recurring basis | Short positions
Liabilities
Trading liabilities	5,884	9,167
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	6,730	8,945
Recurring basis | Other
Liabilities
Trading liabilities	319	225
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	274	252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	2,461	1,881
Short-term borrowings	204	453
Long-term debt	6,355	6,734
Other liabilities	277	203
Total liabilities at fair value	9,571	9,523
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 119	SFr 338
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50	50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	69	76
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0	(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	78	75
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	1
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	1
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	5	5
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	124	148
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	43	27
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	88
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	2,267
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	372
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 65	SFr 8
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	4	142
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	118	276
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	17	267
Recurring basis | Level 3 | Price
Liabilities
Short-term borrowings	SFr 4	SFr 94
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		1,296
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		1,296
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		1,296
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	20	20
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	20	20
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	20	20
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 428	SFr 439
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,263	4,307
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 3,658	SFr 3,793
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50	50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	69	76
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	100	27
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	216	358
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	168	326
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(10)	(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	78	75
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	1	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	1	2
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	25	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	25	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	124	148
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	42	27
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	88	389
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	2,267	416
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	372	412
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 578	SFr 508
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	5	10
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	363	430
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	104	142
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price
Liabilities
Long-term debt	SFr 4	SFr 6
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Long-term debt, measurement input	12	17
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Long-term debt, measurement input	12	17
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Long-term debt, measurement input	12	17
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	SFr 1,564	SFr 1,728
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model
Liabilities
Long-term debt	SFr 342	SFr 358
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input		50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input		100
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input		76
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	30	50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	707	770
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	253	317
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input		8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input		8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input		8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price
Liabilities
Long-term debt	SFr 1,222	SFr 1,370
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	121	8
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	9	8
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		SFr 28
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	SFr 1	1
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1	1
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	9	15
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	10	16
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,132	1,640
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	161	118
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	1	1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	239	242
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities		SFr 10
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input		47
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input		1,528
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		194
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 115	SFr 162
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	6	3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	752	2,149
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	176	341
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	6	6
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	31	17
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	11	11
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	25	10
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	73	69
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price
Liabilities
Trading liabilities	SFr 114	SFr 3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Trading liabilities, measurement input	99	74
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Trading liabilities, measurement input	101	102
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	100	101
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities		SFr 9
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Trading liabilities, measurement input		71
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Trading liabilities, measurement input		101
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		86
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,452	SFr 1,083
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Liabilities
Trading liabilities	SFr 1,416	SFr 1,040
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	78	71
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Trading liabilities, measurement input		2
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	5	5
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	124	148
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	42	29
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Maximum
Liabilities
Trading liabilities, measurement input	8	13
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	4	5
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Liabilities
Trading liabilities	SFr 20	SFr 31
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,562	1,197
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	48	34
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	SFr 279	SFr 196
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Liabilities
Trading liabilities, measurement input	17	18
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	74	74
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	103	103
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	97	97
Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	SFr 319	SFr 225